Income taxes (Schedule of Movement of Valuation Allowance) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance at beginning of the period	¥ 458,433	¥ 555,965	¥ 230,577
Provision	81,904	129,575	436,262
Current period reversal	(196,747)	(227,107)	(110,874)
Balance at the end of the period	¥ 343,590	¥ 458,433	¥ 555,965